Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2013 USD ($)	Dec. 11, 2013	Dec. 31, 2012	Dec. 11, 2013 Class A Ordinary Shares [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class B Ordinary Shares [Member] CNY
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01					$ 0.01		$ 0.01			$ 0.01
Ordinary shares, Shares authorized			100,000,000,000			100,000,000,000	100,000,000,000	99,931,211,060	99,931,211,060		68,788,940	68,788,940
Ordinary shares, Shares issued			100,000,000				100,000,000	36,347,496	36,347,496		68,788,940	68,788,940
Ordinary shares, Shares outstanding		105,136,436	100,000,000	36,347,496	68,788,940		100,000,000	36,347,496	36,347,496		68,788,940	68,788,940